ACQUISITION OF PHYTO BRANDCO (Narrative) (Details) - Phyto BrandCo [Member]	Sep. 15, 2021 CAD ($) Lease_payment Share $ / shares shares	Jan. 01, 2021 CAD ($)	Oct. 15, 2020 CAD ($)
Disclosure of detailed information about business combination [line items]
Number of shares issued | Share	20,000,000
Share price on date of acquisition | $ / shares	$ 1.20
Shares returned to treasury | shares	10,000,000
Share consideration	$ 24,000,000
Total consideration	12,000,000
Right-of-use assets	40,376
Trademarks	3,250,000
Lease liability	$ 34,665
Remaining number of lease payments | Lease_payment	36
Monthly lease payment	$ 1,119		$ 1,119
Incremental borrowing rate	10.00%		10.00%
Revenue	$ 385,119
Income (loss)	130,535
Increase in revenue of acquiree on occurrence of acquisition		$ 1,320,407
Increase in net income of acquiree on occurrence of acquisition		$ 295,106
Trademarks [Member]
Disclosure of detailed information about business combination [line items]
Trademarks	$ 3,250,000
Discount rate as fair value measurement input for intangible asset	12.50%
Royalty rate for remaining period of licensing agreement	10.00%
Royalty rate after remaining period of licensing agreement	2.00%